Long-term Debt, Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 228,191	$ 229,044
VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Long-term debt	587	816
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 72,524	91,399
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2037
Maturity date(s) end	Dec. 31, 2037
Other long-term debt	$ 17	160
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member] | VIEs that we consolidate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2038
Other long-term debt	$ 570	656
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.38%
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member] | VIEs that we consolidate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	4.62%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior notes	$ 60,015	78,395
Long-term debt	$ 60,015
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2023
Senior notes	$ 9,364	14,222
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.40%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.63%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2053
Senior notes	$ 10,617	6,617
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	1.64%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.55%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2021
Maturity date(s) end	Dec. 31, 2022
Senior notes	$ 5,097	1,998
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.08%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.33%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 1,914	1,646
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2031
Senior notes	$ 41	51
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.83%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate advances - Federal Home Loan Bank (FHLB) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances - FHLB [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2022
Senior notes	$ 32,950	53,825
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances - FHLB [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	1.83%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances - FHLB [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.31%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2029
Senior notes	$ 32	36
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	1.69%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	17.78%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member]
Debt Instrument [Line Items]
Subordinated notes	$ 5,374	5,199
Long-term debt	$ 5,374
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2023
Maturity date(s) end	Dec. 31, 2038
Subordinated notes	$ 5,374	5,199
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Junior subordinated notes	$ 363	352
Long-term debt	$ 363
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2027
Maturity date(s) end	Dec. 31, 2027
Junior subordinated notes	$ 363	352
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.48%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.65%
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2057
Other long-term debt	$ 6,185	6,637
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Wells Fargo Bank, National Association and other bank entities [Member] | Mortgage notes and other debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	9.20%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,888	2,421
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior notes	2,856	2,389
Long-term debt	$ 2,856
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2021
Maturity date(s) end	Dec. 31, 2023
Senior notes	$ 1,352	2,383
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.04%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.46%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 1,503	6
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2020
Senior notes	$ 1	0
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.71%
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2026
Maturity date(s) end	Dec. 31, 2026
Other long-term debt	$ 32	32
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.27%
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	$ 152,628	135,079
Wells Fargo & Company [Member] | Notes issued by parent at discount [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Subordinated notes	128	131
Debt Issuance costs, gross	2	2
Affiliate related deferred finance costs, gross	281	278
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Senior notes	123,838	108,180
Long-term debt	$ 123,838
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2047
Senior notes	$ 86,618	77,742
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.38%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 66
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Deferrable notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2020
Maturity date(s) end	Dec. 31, 2048
Senior notes	$ 16,800	19,553
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	0.02%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.24%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2025
Maturity date(s) end	Dec. 31, 2030
Senior notes	$ 12,030	2,901
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.41%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.58%
Wells Fargo & Company [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior notes	$ 8,390	7,984
Wells Fargo & Company [Member] | Senior subordinated debt [Member]
Debt Instrument [Line Items]
Subordinated notes	27,195	25,428
Long-term debt	$ 27,195
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2023
Maturity date(s) end	Dec. 31, 2046
Subordinated notes	$ 27,195	25,428
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.45%
Wells Fargo & Company [Member] | Senior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Junior subordinated notes	$ 1,746	1,616
Long-term debt	$ 1,746
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2027
Maturity date(s) end	Dec. 31, 2027
Junior subordinated notes	$ 318	308
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	2.50%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - trust securities [Member]
Debt Instrument [Line Items]
Maturity date(s) start	Jan. 01, 2029
Maturity date(s) end	Dec. 31, 2036
Junior subordinated notes	$ 1,428	1,308
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - trust securities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes - trust securities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	7.95%
Wells Fargo & Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 152,779	$ 135,224